Equity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 11, 2025	May 21, 2025	Mar. 10, 2025	Feb. 28, 2025	Feb. 16, 2024	Dec. 31, 2023	Oct. 06, 2023	Mar. 23, 2023
Equity [Line Items]
Ordinary shares outstanding	1,922,138	2,359,030			2,394,464
Shares issued	1,922,138	2,359,030	16,666,667	4,040,000		354,644
Class A ordinary shares [Member]
Equity [Line Items]
Ordinary shares outstanding		22,259,591
Shares issued		22,259,591
Class B ordinary shares [Member]
Equity [Line Items]
Ordinary shares outstanding		841,540
Shares issued		841,540
IPO [Member]
Equity [Line Items]
Ordinary shares outstanding		16,250,000
Shares issued							3,555,555		171,384	2,800,000
Cash consideration	813,369
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares outstanding	19,221,384							19,221,384
Shares issued		23,101,131
Ordinary shares [Member] | Ohmyhome Property, Inc [Member]
Equity [Line Items]
Ordinary shares outstanding	23,590,308